UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [ ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      Level 6, 29 The High Street
              St Peter Port
              GYI 2JX, Guernsey

Form 13F File Number: 028-11935
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Olver
Title:          Group Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                       London, UK            May 16, 2011
-------------------------------      ----------------------    -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           124
                                                          -------------------

Form 13F Information Table Value Total:                       $1,427,109
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended March 31, 2011

------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                  COM              002824100      781     15,913 SH       SOLE                    15,913
ADOBE SYS INC                COM              00724F101      497     15,000 SH  CALL SOLE                    15,000
AETNA INC NEW                COM              00817Y108    1,845     49,289 SH       SOLE                    49,289
AFLAC INC                    COM              001055102      649     12,290 SH       SOLE                    12,290
AGILENT TECHNOLOGIES INC     COM              00846U101    1,012     22,608 SH       SOLE                    22,608
ALLSTATE CORP                COM              020002101      716     22,540 SH       SOLE                    22,540
ALTERA CORP                  COM              021441100      409      9,300 SH       SOLE                     9,300
AMERICAN ELEC PWR INC        COM              025537101      918     26,135 SH       SOLE                    26,135
AMERICAN INTL GROUP INC      COM NEW          026874784      741     21,100 SH  CALL SOLE                    21,100
AMERIPRISE FINL INC          COM              03076C106    1,651     27,035 SH       SOLE                    27,035
AMGEN INC                    COM              031162100      681     12,749 SH       SOLE                    12,749
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206      719     15,000 SH  PUT  SOLE                    15,000
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206    1,525     31,800 SH  CALL SOLE                    31,800
APPLE INC                    COM              037833100    1,046      3,000 SH       SOLE                     3,000
BANK OF AMERICA CORPORATION  COM              060505104    3,999    300,000 SH  PUT  SOLE                   300,000
BANK OF NEW YORK MELLON CORP COM              064058100      605     20,246 SH       SOLE                    20,246
BARCLAYS BK PLC              IPATH S&P MT ETN 06740C519    6,320    114,800 SH       SOLE                   114,800
BAXTER INTL INC              COM              071813109    1,664     30,942 SH       SOLE                    30,942
BB&T CORP                    COM              054937107      378     13,780 SH       SOLE                    13,780
BEST BUY INC                 COM              086516101      363     12,635 SH       SOLE                    12,635
CA INC                       COM              12673P105      696     28,802 SH       SOLE                    28,802
CB RICHARD ELLIS GROUP INC   CL A             12497T101    1,881     70,463 SH       SOLE                    70,463
CENOVUS ENERGY INC           COM              15135U109      810     20,578 SH       SOLE                    20,578
CIENA CORP                   COM NEW          171779309      778     30,000 SH  PUT  SOLE                    30,000
CIENA CORP                   COM NEW          171779309      223      8,600 SH  CALL SOLE                     8,600
CIGNA CORP                   COM              125509109      392      8,853 SH       SOLE                     8,853
CISCO SYS INC                COM              17275R102      642     37,443 SH       SOLE                    37,443
CITIGROUP INC                COM              172967101    4,973  1,125,000 SH       SOLE                 1,125,000
CLEARWIRE CORP NEW           CL A             18538Q105      613    109,700 SH  PUT  SOLE                   109,700
CME GROUP INC                COM              12572Q105    1,809      6,000 SH       SOLE                     6,000
COACH INC                    COM              189754104    3,389     65,117 SH       SOLE                    65,117
COACH INC                    COM              189754104    5,204    100,000 SH  PUT  SOLE                   100,000
COMCAST CORP NEW             CL A             20030N101      480     19,400 SH       SOLE                    19,400
COMCAST CORP NEW             CL A             20030N101    4,944    200,000 SH  PUT  SOLE                   200,000
CONSTELLATION ENERGY GROUP I COM              210371100      471     15,125 SH       SOLE                    15,125
D R HORTON INC               COM              23331A109      940     80,670 SH       SOLE                    80,670
D R HORTON INC               COM              23331A109    4,078    350,000 SH  PUT  SOLE                   350,000
DELL INC                     COM              24702R101      844     58,200 SH       SOLE                    58,200
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1    4,230  4,000,000 PRN      SOLE                                  NONE
DISNEY WALT CO               COM DISNEY       254687106    2,046     47,476 SH       SOLE                    47,476
DOVER CORP                   COM              260003108      756     11,500 SH       SOLE                    11,500
DU PONT E I DE NEMOURS & CO  COM              263534109      470      8,549 SH       SOLE                     8,549
EASTMAN CHEM CO              COM              277432100      770      7,756 SH       SOLE                     7,756
EASTMAN KODAK CO             COM              277461109    3,392  1,050,000 SH       SOLE                 1,050,000
EASTMAN KODAK CO             NOTE 7.000% 4/0  277461BJ7    9,924 10,181,250 PRN      SOLE                                  NONE
EASTMAN KODAK CO             COM              277461109      487    146,600 SH  PUT  SOLE                   146,600
EASTMAN KODAK CO             COM              277461109      116     35,000 SH  CALL SOLE                    35,000
EBAY INC                     COM              278642103    1,863     60,025 SH       SOLE                    60,025
EBAY INC                     COM              278642103    4,966    160,000 SH  PUT  SOLE                   160,000
ENERNOC INC                  COM              292764107      505     26,447 SH       SOLE                    26,447
FEDEX CORP                   COM              31428X106    1,008     10,774 SH       SOLE                    10,774
GENERAL DYNAMICS CORP        COM              369550108      684      9,053 SH       SOLE                     9,053
GENERAL MTRS CO              JR PFD CNV SRB   37045V209    5,096    105,719 SH       SOLE                   105,719
GENWORTH FINL INC            COM CL A         37247D106    7,141    530,551 SH       SOLE                   530,551
GILEAD SCIENCES INC          COM              375558103    1,022     24,059 SH       SOLE                    24,059
GOLDMAN SACHS GROUP INC      COM              38141G104    2,899     18,278 SH       SOLE                    18,278
GOLDMAN SACHS GROUP INC      COM              38141G104    5,551     35,000 SH  PUT  SOLE                    35,000
HALLIBURTON CO               COM              406216101    1,657     33,240 SH       SOLE                    33,240
HEALTH CARE REIT INC         NOTE 4.750% 7/1  42217KAQ9   17,689 15,585,000 PRN      SOLE                                  NONE
HESS CORP                    COM              42809H107      413      4,842 SH       SOLE                     4,842
HOST HOTELS & RESORTS INC    COM              44107P104    1,045     59,316 SH       SOLE                    59,316
INTEL CORP                   COM              458140100      666     32,991 SH       SOLE                    32,991
INTERCONTINENTALEXCHANGE INC COM              45865V100    1,460     11,820 SH       SOLE                    11,820
ISHARES TR                   S&P GLB100INDX   464287572   24,450    374,132 SH       SOLE                   374,132
ISHARES TR                   MSCI EMERG MKT   464287234    9,977    205,000 SH       SOLE                   205,000
ISHARES TR                   RUSSELL 2000     464287655    3,367     40,000 SH       SOLE                    40,000
ISHARES TR                   RUSSELL 2000     464287655    3,367     40,000 SH  PUT  SOLE                    40,000
JOHNSON & JOHNSON            COM              478160104      706     11,910 SH       SOLE                    11,910
KIMBERLY CLARK CORP          COM              494368103      707     10,831 SH       SOLE                    10,831
KOHLS CORP                   COM              500255104      276      5,199 SH       SOLE                     5,199
LILLY ELI & CO               COM              532457108    1,491     42,399 SH       SOLE                    42,399
LINEAR TECHNOLOGY CORP       COM              535678106      363     10,800 SH       SOLE                    10,800
LOCKHEED MARTIN CORP         COM              539830109      977     12,151 SH       SOLE                    12,151
LOEWS CORP                   COM              540424108      614     14,256 SH       SOLE                    14,256
LOUISIANA PAC CORP           COM              546347105    4,253    405,000 SH       SOLE                   405,000
MASSEY ENERGY COMPANY        COM              576206106      684     10,000 SH  PUT  SOLE                    10,000
MICROSOFT CORP               COM              594918104      681     26,835 SH       SOLE                    26,835
MICROSOFT CORP               COM              594918104   12,695    500,000 SH  PUT  SOLE                   500,000
MONSANTO CO NEW              COM              61166W101      768     10,635 SH       SOLE                    10,635
MORGAN STANLEY               COM NEW          617446448    1,820     66,600 SH       SOLE                    66,600
MORGAN STANLEY               COM NEW          617446448    3,552    130,000 SH  PUT  SOLE                   130,000
NATIONAL SEMICONDUCTOR CORP  COM              637640103      697     48,632 SH       SOLE                    48,632
NEXTERA ENERGY INC           COM              65339F101      628     11,400 SH       SOLE                    11,400
NUCOR CORP                   COM              670346105    1,504     32,672 SH       SOLE                    32,672
NUCOR CORP                   COM              670346105    5,983    130,000 SH  PUT  SOLE                   130,000
NVIDIA CORP                  COM              67066G104   12,822    694,597 SH       SOLE                   694,597
NXP SEMICONDUCTORS N V       COM              N6596X109   17,066    569,541 SH       SOLE                   569,541
OLD REP INTL CORP            NOTE 3.750% 3/1  680223AH7    2,522  2,500,000 PRN      SOLE                                  NONE
OMNICOM GROUP INC            COM              681919106      593     12,082 SH       SOLE                    12,082
ORACLE CORP                  COM              68389X105      731     21,879 SH       SOLE                    21,879
OSHKOSH CORP                 COM              688239201      685     19,364 SH       SOLE                    19,364
PACCAR INC                   COM              693718108    1,655     31,603 SH       SOLE                    31,603
PACCAR INC                   COM              693718108    5,236    100,000 SH  PUT  SOLE                   100,000
PAYCHEX INC                  COM              704326107    1,139     36,283 SH       SOLE                    36,283
PENNEY J C INC               COM              708160106      742     20,662 SH       SOLE                    20,662
PRUDENTIAL FINL INC          COM              744320102    1,873     30,413 SH       SOLE                    30,413
PUBLIC SVC ENTERPRISE GROUP  COM              744573106      628     19,915 SH       SOLE                    19,915
QUALCOMM INC                 COM              747525103  106,403  2,150,000 SH  CALL SOLE                 2,150,000
RITE AID CORP                COM              767754104    2,139  2,017,859 SH       SOLE                 2,017,859
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   15,751    961,000 SH       SOLE                   961,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605  663,795 40,500,000 SH  PUT  SOLE                40,500,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    8,195    500,000 SH  CALL SOLE                   500,000
SEMICONDUCTOR HLDRS TR       DEP RCPT         816636203   27,956    808,200 SH  PUT  SOLE                   808,200
SOUTHERN CO                  COM              842587107      479     12,572 SH       SOLE                    12,572
SPDR GOLD TRUST              GOLD SHS         78463V107  153,846  1,100,000 SH  PUT  SOLE                 1,100,000
SPDR GOLD TRUST              GOLD SHS         78463V107  153,846  1,100,000 SH  CALL SOLE                 1,100,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103    4,342     32,750 SH       SOLE                    32,750
SPRINT NEXTEL CORP           COM SER 1        852061100      325     70,000 SH  PUT  SOLE                    70,000
STATE STR CORP               COM              857477103    1,098     24,437 SH       SOLE                    24,437
STRYKER CORP                 COM              863667101    1,267     20,846 SH       SOLE                    20,846
TEXAS INSTRS INC             COM              882508104      574     16,608 SH       SOLE                    16,608
TIDEWATER INC                COM              886423102      773     12,914 SH       SOLE                    12,914
TIFFANY & CO NEW             COM              886547108      342      5,559 SH       SOLE                     5,559
TIME WARNER INC              COM NEW          887317303    2,424     67,902 SH       SOLE                    67,902
TJX COS INC NEW              COM              872540109      217      4,368 SH       SOLE                     4,368
TRAVELERS COMPANIES INC      COM              89417E109      740     12,449 SH       SOLE                    12,449
UNISYS CORP                  PFD SER A 6.25%  909214405      445      5,000 SH       SOLE                     5,000
UNITED STATES OIL FUND LP    UNITS            91232N108    9,101    213,649 SH       SOLE                   213,649
US BANCORP DEL               COM NEW          902973304    3,397    128,517 SH       SOLE                   128,517
VERTEX PHARMACEUTICALS INC   COM              92532F100    2,871     59,900 SH  CALL SOLE                    59,900
VOLCANO CORPORATION          NOTE 2.875% 9/0  928645AA8    2,546  2,250,000 PRN      SOLE                                  NONE
WALGREEN CO                  COM              931422109    1,106     27,542 SH       SOLE                    27,542
WELLPOINT INC                COM              94973V107      753     10,784 SH       SOLE                    10,784
XILINX INC                   COM              983919101    1,584     48,281 SH       SOLE                    48,281